Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income
Other income	$ 175,368	$ 395,372	$ 67,410
Paycheck Protection Program Loan
Other Income
Other income		133,750
Industrial Research Assistance Program Funding
Other Income
Other income		176,088
Canada Emergency Wage Subsidy
Other Income
Other income	161,604	77,994
Miscellaneous income
Other Income
Other income	$ 13,764	$ 7,540	$ 67,410